Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 01, 2025 USD ($) Vote $ / shares shares	Apr. 30, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Ordinary Shares
Authorized share capital | $	$ 50,000
Ordinary shares, shares authorized (in shares)	500,000,000					348,913,419
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Ordinary shares, shares issued (in shares)						106,994,625
Ordinary shares, shares outstanding (in shares)						106,994,625
Common stock conversion ratio	1
Proceeds from initial public offering, net of offering costs | ¥			¥ 204,880
Issuance cost | ¥			¥ 8,062	¥ 9,113
Converted into ordinary shares (in shares)		151,086,581	(151,086,581)
Temporary equity, conversion ratio		1
Ordinary shares designated (in shares)		106,994,625
Initial public offering
Ordinary Shares
Proceeds from initial public offering, net of offering costs | $		$ 27,450,000
Issuance cost | $		$ 2,550,000
Class A ordinary shares
Ordinary Shares
Ordinary shares, shares authorized (in shares)	300,000,000				300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)					194,348,706
Ordinary shares, shares outstanding (in shares)					194,348,706
Number of votes per share | Vote	1
Number of shares from designation (in shares)		24,862,125
Class A ordinary shares | Initial public offering
Ordinary Shares
Number of shares issued (in shares)		12,000,000
Class A ordinary shares | Private placement
Ordinary Shares
Number of shares issued (in shares)		400,000
Proceeds raised from concurrent private placements | $		$ 1,000,000
Class B ordinary shares
Ordinary Shares
Ordinary shares, shares authorized (in shares)	100,000,000				100,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)					82,132,500
Ordinary shares, shares outstanding (in shares)					82,132,500
Number of votes per share | Vote	20
Number of shares from designation (in shares)		82,132,500
Not designated class
Ordinary Shares
Ordinary shares, shares authorized (in shares)	100,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
ADSs | Initial public offering
Ordinary Shares
Number of shares issued (in shares)		2,000,000